TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2019
TRADE AND OTHER PAYABLES [Abstract]
Trade and Other Payables
	2019	2018
	US$000	US$000

Trade creditors	2,596	7,597
Retainage	1,597	2,240
Accrued expenses	835	55
	5,028	9,892